Fees Summary	Sep. 30, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,177,000
Previously Paid Amount	0.00
Total Fee Amount	576.84
Total Offset Amount	0.00
Net Fee	576.84
Narrative - Max Aggregate Offering Price	$ 4,177,000
Final Prospectus	true